Financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total				Total
	FVTPL	FVOCI	amortized	at amortized	carrying				fair
30.06.2021			cost	cost	amount	Level 1	Level 2	Level 3	value

Total assets	9,099	5	15,951	--	25,055

Current assets	7,907	--	15,951	--	23,858

Cash and cash equivalents	--	--	5,849	--	5,849

Financial assets	7,907	--	4,715	--	12,622	7,907	--	--	7,907
Bond funds	7,907	--	--	--	7,907	7,907	--	--	7,907
Term deposit	--	--	2,527	--	2,527	--	--	--	--
Restricted cash	--	--	2,188	--	2,188	--	--	--	--

Trade receivables, net	--	--	5,387	--	5,387

Non-current assets	1,192	5	--	--	1,197

Financial assets	1,192	5	--	--	1,197	5	1,192	--	1,197
Derivative financial instruments	1,192	--	--	--	1,192	--	1,192	--	1,192
Equity securities	--	5	--	--	5	5	--	--	5

Total liabilities	2,855	--	--	25,509	31,511

Current liabilities	--	--	--	2,984	3,404

Trade payables	--	--	--	2,170	2,170

Financial liabilities	--	--	--	814	1,234	--	--	964	964
Long-term debt	--	--	--	814	814	--	--	964	964
Lease liability	--	--	--	--	420	--	--	--	n/a

Non-current liabilities	2,855	--	--	22,525	28,107

Financial liabilities	2,855	--	--	22,525	28,107	--	2,855	28,637	31,492
Derivative financial instruments	2,855	--	--	--	2,855	--	2,855	--	2,855
Long-term debt	--	--	--	22,525	22,525	--	--	28,637	28,637
Lease liability	--	--	--	--	2,727	--	--	--	n/a

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2020			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	5,351	5	10,004	--	15,360

Current assets	5,351	--	10,004	--	15,355

Cash and cash equivalents	--	--	5,324	--	5,324

Financial assets	5,351	--	--	--	5,351	2,984	2,367	--	5,351
Bond funds	984	--	--	--	984	984	--	--	984
Bond funds (restricted)	2,000	--	--	--	2,000	2,000	--	--	2,000
Derivative financial instruments	2,367	--	--	--	2,367	--	2,367	--	2,367

Trade receivables, net	--	--	4,680	--	4,680

Non-current assets	--	5	--	--	5

Financial assets	--	5	--	--	5	--	--	5	5
Equity securities	--	5	--	--	5	--	--	5	5

Total liabilities	808	--	--	25,108	29,040

Current liabilities	808	--	--	20,606	21,726

Trade payables	--	--	--	1,956	1,956

Financial liabilities	808	--	--	18,650	19,770	--	808	24,858	25,666
Derivative financial instruments	808	--	--	--	808	--	808	--	808
Long-term debt	--	--	--	18,650	18,650	--	--	24,858	24,858
Lease liability	--	--	--	--	312	--	--	--	n/a

Non-current liabilities	--	--	--	4,502	7,314

Financial liabilities	--	--	--	4,502	7,314	--	--	4,203	4,203
Long-term debt	--	--	--	4,502	4,502	--	--	4,203	4,203
Lease liability	--	--	--	--	2,812	--	--	--	n/a

Tabular disclosure of Reconciliation of changes in fair value measurement assets.

Non-current assets
(€ in thousands)	Equity securities
Balance at December 31, 2020	5
Transfer from level 3	(5)
Income (expense) recognised in other comprehensive income	--
Balance at June 30, 2021	--